Discontinued Operations (Details) - Summary of Certain Selected Components of Discontinued Operations - Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member] - Enterprise Apps Business [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 8,470	$ 6,368
Cost of Revenues	2,064	1,646
Gross Profit	6,406	4,722
Research and development	9,323	6,704
Sales and marketing	4,996	4,763
General and administrative	10,540	20,607
Acquisition related costs	16	628
Impairment of goodwill and intangibles	5,540	11,896
Amortization of intangibles	3,885	3,046
Total Operating Expenses	34,300	47,644
Loss from Operations	(27,894)	(42,922)
Interest (expense)/income, net	4	1
Other income/(expense)	(1)
Total Other Income (Expense)	3	1
Loss from discontinued operations, before tax	(27,891)	(42,921)
Income tax (expense)/benefit	(184)	5,201
Loss from discontinued operations, net of tax	(28,075)	(37,720)
Cash and cash equivalents	10,000	10,000
Accounts receivable	1,338	1,764
Notes and other receivables	273	106
Inventory		11
Prepaid expenses and other current assets	650	889
Current Assets of Discontinued Operations	12,261	12,770
Property and equipment, net	202	231
Operating Lease Right-of-Use Asset, net	681	723
Software development costs, net	487	648
Intangible assets, net	19,289	23,468
Goodwill		5,545
Other Assets	52	76
Long Term Assets of Discontinued Operations	20,711	30,691
Accounts payable	1,054	661
Accrued liabilities	1,736	7,882
Operating lease obligation, current	266	213
Deferred revenue	2,162	3,145
Current Liabilities of Discontinued Operations	5,218	11,901
Operating lease obligation, noncurrent	444	531
Other Liabilities, noncurrent	28	28
Long Term Liabilities of Discontinued Operations	$ 472	$ 559